Guarantor Statements - Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Goodwill and intangible assets	€ 29,493	€ 28,401
Deferred tax assets	1,117	1,085
Total non-current assets	43,975	43,302
Current assets
Trade and other current receivables	6,485	5,222
Current tax assets	472	488
Current assets	15,481	16,983
Total assets	59,456	60,285
Current liabilities
Financial liabilities	3,235	7,968
Trade payables and other current liabilities	14,457	13,426
Current tax liabilities	1,445	1,088
Total current liabilities	19,772	23,177
Non-current liabilities
Financial liabilities	21,650	16,462
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,209	1,225
Unfunded schemes	1,393	1,509
Total non current liabilities	27,392	22,721
Total liabilities	47,164	45,898
Shareholders' equity	11,572	13,629
Non-controlling interests	720	758
Total equity	12,292	14,387	€ 16,980	€ 16,082
Total liabilities and equity	59,456	60,285
Unilever Capital Corporation Subsidiary Issuer [member]
Non-current assets
Amounts due from group companies	17,211	17,132
Total non-current assets	17,211	17,132
Current assets
Other current assets	6
Current assets	6
Total assets	17,217	17,132
Current liabilities
Financial liabilities	2,381	2,420
Amounts due to group companies	4,895	6,964
Trade payables and other current liabilities	96	65
Total current liabilities	7,372	9,449
Non-current liabilities
Financial liabilities	9,525	7,377
Pensions and post-retirement healthcare liabilities:
Total non current liabilities	9,525	7,377
Total liabilities	16,897	16,826
Shareholders' equity	320	306
Total equity	320	306
Total liabilities and equity	17,217	17,132
Unilever Parent Entities [member]
Non-current assets
Goodwill and intangible assets	3,058	2,143
Deferred tax assets		90
Other non-current assets	20	6
Amounts due from group companies	10,379	7,099
Net assets of subsidiaries (equity accounted)	22,299	35,933
Total non-current assets	35,756	45,271
Current assets
Amounts due from group companies	11,883	6,119
Trade and other current receivables	155	51
Current tax assets	15	57
Other current assets	7	39
Current assets	12,060	6,266
Total assets	47,816	51,537
Current liabilities
Financial liabilities	30	4,685
Amounts due to group companies	25,010	25,457
Trade payables and other current liabilities	327	215
Other current liabilities	2	5
Total current liabilities	25,369	30,362
Non-current liabilities
Financial liabilities	10,767	7,571
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	7	8
Unfunded schemes	87	93
Other non-current liabilities	141	5
Total non current liabilities	11,002	7,677
Total liabilities	36,371	38,039
Shareholders' equity	11,445	13,498
Total equity	11,445	13,498
Total liabilities and equity	47,816	51,537
Unilever United States Inc Subsidiary Guarantor [member]
Non-current assets
Deferred tax assets	4	48
Other non-current assets	2	2
Net assets of subsidiaries (equity accounted)	22,463	21,568
Total non-current assets	22,469	21,618
Current assets
Amounts due from group companies	5,413	5,318
Trade and other current receivables	4	3
Current tax assets		9
Current assets	5,417	5,330
Total assets	27,886	26,948
Current liabilities
Financial liabilities	2	1
Amounts due to group companies	3,127	24
Trade payables and other current liabilities	15	11
Current tax liabilities	72
Total current liabilities	3,216	36
Non-current liabilities
Amounts due to group companies	13,290	14,517
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	136	103
Unfunded schemes	388	439
Other non-current liabilities	1	1
Total non current liabilities	13,815	15,060
Total liabilities	17,031	15,096
Shareholders' equity	10,855	11,852
Total equity	10,855	11,852
Total liabilities and equity	27,886	26,948
Non-guarantor Subsidiaries [member]
Non-current assets
Goodwill and intangible assets	26,435	26,258
Deferred tax assets	1,113	947
Other non-current assets	13,343	13,808
Total non-current assets	40,891	41,013
Current assets
Amounts due from group companies	33,032	32,445
Trade and other current receivables	6,326	5,168
Current tax assets	457	422
Other current assets	8,511	11,234
Current assets	48,326	49,269
Total assets	89,217	90,282
Current liabilities
Financial liabilities	822	862
Amounts due to group companies	17,296	11,437
Trade payables and other current liabilities	14,019	13,135
Current tax liabilities	1,373	1,088
Other current liabilities	633	690
Total current liabilities	34,143	27,212
Non-current liabilities
Financial liabilities	1,358	1,514
Amounts due to group companies	14,300	9,714
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,066	1,114
Unfunded schemes	918	977
Other non-current liabilities	2,998	3,519
Total non current liabilities	20,640	16,838
Total liabilities	54,783	44,050
Shareholders' equity	33,714	45,474
Non-controlling interests	720	758
Total equity	34,434	46,232
Total liabilities and equity	89,217	90,282
Unilever Group [member]
Non-current assets
Goodwill and intangible assets	29,493	28,401
Deferred tax assets	1,117	1,085
Other non-current assets	13,365	13,816
Total non-current assets	43,975	43,302
Current assets
Trade and other current receivables	6,485	5,222
Current tax assets	472	488
Other current assets	8,524	11,273
Current assets	15,481	16,983
Total assets	59,456	60,285
Current liabilities
Financial liabilities	3,235	7,968
Trade payables and other current liabilities	14,457	13,426
Current tax liabilities	1,445	1,088
Other current liabilities	635	695
Total current liabilities	19,772	23,177
Non-current liabilities
Financial liabilities	21,650	16,462
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,209	1,225
Unfunded schemes	1,393	1,509
Other non-current liabilities	3,140	3,525
Total non current liabilities	27,392	22,721
Total liabilities	47,164	45,898
Shareholders' equity	11,572	13,629
Non-controlling interests	720	758
Total equity	12,292	14,387
Total liabilities and equity	59,456	60,285
Eliminations [member]
Non-current assets
Amounts due from group companies	(27,590)	(24,231)
Net assets of subsidiaries (equity accounted)	(44,762)	(57,501)
Total non-current assets	(72,352)	(81,732)
Current assets
Amounts due from group companies	(50,328)	(43,882)
Current assets	(50,328)	(43,882)
Total assets	(122,680)	(125,614)
Current liabilities
Amounts due to group companies	(50,328)	(43,882)
Total current liabilities	(50,328)	(43,882)
Non-current liabilities
Amounts due to group companies	(27,590)	(24,231)
Pensions and post-retirement healthcare liabilities:
Total non current liabilities	(27,590)	(24,231)
Total liabilities	(77,918)	(68,113)
Shareholders' equity	(44,762)	(57,501)
Total equity	(44,762)	(57,501)
Total liabilities and equity	€ (122,680)	€ (125,614)